Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 6,077	$ 57,290	$ 411,711
Prepaid expenses	40,500	412	106,542
Total current assets	46,577	57,702	518,253
Non-current assets
Cash and cash equivalents held in Trust Account	28,376,781	28,508,214	81,039,102
Total non-current assets	28,376,781	28,508,214	81,039,102
TOTAL ASSETS	28,423,358	28,565,916	81,557,355
Current liabilities
Accrued liabilities	1,052,978	959,720
Total current liabilities	4,987,704	3,226,185	1,485,720
Non-current liabilities
Loan payable – related party		50,000
Deferred underwriting commission payable	2,362,500	2,362,500	2,362,500
Total non-current liabilities	2,362,500	2,412,500	2,362,500
TOTAL LIABILITIES	7,350,204	5,638,685	3,848,220
COMMITMENTS AND CONTINGENCIES
Class A ordinary shares value	28,376,781	28,508,214	81,039,102
Total commitments and contingencies		28,508,214	81,039,102
SHAREHOLDERS’ DEFICIT
Preference shares value
Additional paid-in capital
Accumulated deficit	(7,303,836)	(5,581,192)	(3,330,176)
Total shareholders’ deficit	(7,303,627)	(5,580,983)	(3,329,967)
TOTAL LIABILITIES, COMMITMENTS AND CONTINGENCIES, AND SHAREHOLDERS’ DEFICIT	28,423,358	28,565,916	81,557,355
Related Party
Current liabilities
Administrative service fee payable – related party	244,941	184,941	70,299
Loan payable – related party	2,689,785	1,481,524	480,000
Convertible promissory note payable – related party	1,000,000	600,000
Non-current liabilities
Loan payable – related party		50,000
Previously Reported
Current liabilities
Accrued liabilities		959,720	935,421
Class A Ordinary Shares
Non-current liabilities
Class A ordinary shares value	28,376,781	28,508,214
SHAREHOLDERS’ DEFICIT
Ordinary shares value	209	209	12
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value			$ 197